Statement of Cash Flows - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss)	$ (846,100)	$ (2,218,630)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Depreciation	62,622	30,169
Amortization	117,989	73,962
Fair Value Change of Derivative Liability	(578,215)	674,650
Allocated Share Based Compensation Expense		27,449
Issuance of Stock and Warrants for Services or Claims	284,600	25,000
Other Noncash Income (Expense)		778,125
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(959,104)	(609,275)
Increase (Decrease) in Operating Assets
Increase (Decrease) in Prepaid Expense and Other Assets	(13,421)	(593)
Increase (Decrease) in Other Operating Assets
Increase (Decrease) in Operating Assets	(13,421)	(593)
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable and Accrued Liabilities	(6,947)	16,249
Increase (Decrease) in Operating Capital	(6,947)	16,249
Net Cash Provided by (Used in) Operating Activities	(979,472)	(593,619)
Net Cash Provided by (Used in) Investing Activities
Payments to Acquire Property, Plant, and Equipment	(29,119)	(114,091)
Payments to Acquire Intangible Assets		(59,704)
Proceeds from Issuance of Common Stock	554,196	1,004,899
Net Cash Provided by (Used in) Financing Activities	554,196	1,209,099
Cash and Cash Equivalents, Period Increase (Decrease)	(454,395)	441,685
Cash and Cash Equivalents, at Carrying Value	459,363	17,678
Cash and Cash Equivalents, at Carrying Value	$ 4,968	$ 459,363